Offerings - Offering: 1	Jan. 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	6,433,126
Proposed Maximum Offering Price per Unit	2.79
Maximum Aggregate Offering Price	$ 17,948,421.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,478.68
Offering Note	Represents securities that may be offered and sold from time-to-time in one or more offerings by the Selling Stockholders. Represents an aggregate of (i) 2,047,089 shares of Common Stock underlying the Pre-Funded Warrants issued to Armistice Capital, LLC pursuant to the Securities Purchase Agreement; and (ii) 4,386,037 shares of Common Stock underlying the Common Stock Warrants issued to Armistice Capital, LLC pursuant to the Securities Purchase Agreement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on January 14, 2026, which such date is within five business days of the filing of this registration statement, of $2.79 per share.